SHARE-BASED COMPENSATION (Details 3)		12 Months Ended
	Aug. 26, 2014 shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2016 $ / shares
Weighted Average Grant-date Fair Value (US$)
Recognized share-based compensation expense | ¥		¥ 16,040,947		¥ 13,983,246		¥ 12,681,141
Share Option
Weighted Average Grant-date Fair Value (US$)
Unrecognized compensation expense | ¥		¥ 11,203,023
Expected weighted-average recognized period		1 year 7 months 17 days	1 year 7 months 17 days
Restricted shares
Number of Restricted Shares
Granted	450,000
Weighted Average Grant-date Fair Value (US$)
Restricted shares vested at vesting date | $			$ 590,625		$ 537,750		$ 786,375
Recognized share-based compensation expense | ¥		¥ 5,222,062		4,894,683		6,518,568
Unrecognized compensation expense | ¥		¥ 3,557,013
Expected weighted-average recognized period		7 months 28 days	7 months 28 days
2010 Plan | Share Option
Weighted Average Grant-date Fair Value (US$)
Recognized share-based compensation expense | ¥		¥ 8,489,631		¥ 7,666,182		¥ 6,162,573
2010 Plan | Restricted shares
Number of Restricted Shares
Unvested at beginning of year		225,000	225,000	337,500	337,500
Granted						450,000	450,000
Vested		(112,500)	(112,500)	(112,500)	(112,500)	(112,500)	(112,500)
Unvested at end of year		112,500	112,500	225,000	225,000	337,500	337,500
Expected to vest at end of year		112,500
Weighted Average Grant-date Fair Value (US$)
Unvested at beginning of year (in dollars per share) | $ / shares			$ 6.99		$ 6.99
Granted (in dollars per share) | $ / shares							6.99
Vested (in dollars per share) | $ / shares			6.99		6.99		6.99
Unvested at end of year (in dollars per share) | $ / shares			$ 6.99		$ 6.99		$ 6.99
Expected to vest at end of year (in dollars per share) | $ / shares								$ 6.99